Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 1,000,000
Contract maturity period	one year or less
Contract expiring terms	2021-01
Maximum length of time hedged in cash flow hedge	12 months
Pre-tax gain to be reclassified into earnings within the next 12 months	$ 402,000
Foreign Exchange Forward And Option Contracts [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 4,600,000
Contract expiring terms	2021-01
(Loss) gain from foreign currency forward and option contracts not designated as hedging instruments	$ (490,000)	$ (540,000)	$ 129,000